Fair Value Measurements - Summary of Reconciliation of the Preferred Stock Tranche Liability (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value upon exercise of Series A Tranche Right	$ 13,500
Preferred Stock Tranche Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2020	(11,054)
Change in fair value upon exercise of Series A Tranche Right	13,505
Reclassification to Series A Preferred Stock upon extinguishment	(2,451)
Balance at December 31, 2021	$ 0